Notes Payable, Net (Details) - Schedule of notes payable - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 124,720,638	$ 224,367,493
Discount	(16,593,365)	(59,444,779)
Notes payable, net	108,127,273	164,922,714
Bridge loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	34,500,000	65,000,000
Discount		(361,655)
Notes payable, net	34,500,000	64,638,345
TIF loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	9,752,000	9,847,000
Discount	(1,680,594)	(1,721,761)
Notes payable, net	8,071,406	8,125,239
Syndicated Unsecured Term Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	167,980	6,803,530
Discount		(2,838,067)
Notes payable, net	167,980	3,965,463
Naming Rights Securitization Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	3,703,260	9,235,845
Discount	(227,762)	(566,096)
Notes payable, net	3,475,498	8,669,749
City of Canton Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	3,500,000
Discount	(7,976)
Notes payable, net	3,492,024
New Market/SCF [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	2,862,980
Notes payable, net	2,862,980
Constellation EME [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	9,900,000
Notes payable, net	9,900,000
IRG November Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	13,770,681	11,585,792
Discount	(7,095)	(67,537)
Notes payable, net	13,763,586	11,518,255
Paycheck protection plan loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	390,400
Notes payable, net	390,400
JKP Capital loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	6,953,831
Discount	(19,133)
Notes payable, net	6,934,698
Convertible PIPE Notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	21,249,506
Discount	(13,897,581)
Notes payable, net	7,351,925
MKG DoubleTree Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	15,300,000
Discount	(570,501)
Notes payable, net	14,729,499
Canton Cooperative Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	2,670,000
Discount	(182,723)
Notes payable, net	$ 2,487,277
Preferred Equity Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		99,603,847
Discount		(53,365,911)
Notes payable, net		46,237,936
Land loan with affiliate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,273,888
Notes payable, net		1,273,888
McKinley Grand Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,900,000
Discount		(51,787)
Notes payable, net		1,848,213
CH capital lending [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,807,339
Notes payable, net		1,807,339
Convertible notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		17,310,252
Discount		(471,965)
Notes payable, net		$ 16,838,287